Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Revenue from Charterers
For the six months ended June 30, 2023 and 2022, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	Six months ended June 30, 2023	Six months ended June 30, 2022
A	26%	-
B	21%	-
C	11%	-
D	-	32%
E	-	25%
F	-	22%